Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Loss Before Provision for Income Taxes
For financial reporting purposes, loss before provision for income taxes includes the following components:

	As of December 31,
in thousands	2023	2022
Domestic	$(178,376)	$(411,438)
Foreign	—	—

Loss before income taxes	$(178,376)	$(411,438)

Reconciliation Between Statutory Tax Rate and Effective Tax Rate
Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate of 21% is as follows:

	December 31,
	2023	2022
U.S. federal provision at statutory rate	21.0	21.0%
Tax credits	2.4	2.1
Expired attributes	(6.8)	—
Non-deductible executive compensation	(0.5)	(1.0)
Stock-based compensation	(1.5)	(1.3)
Debt restructuring	(7.3)	—
Fair value adjustment	2.8	(1.0)
Change in valuation allowance	(9.9)	(16.8)
Goodwill impairment	—	(3.0)
Other	(0.2)	—

Effective tax rate	0.0%	0.0%

Schedule of Companies deferred income tax assets and liabilities
The Company’s deferred income tax assets and liabilities are as follows:

	As of December 31,
in thousands	2023	2022
Deferred tax assets:
Net operating loss carry forward	$115,657	$95,980
Tax credits	18,565	24,296
Capitalized research and development	32,210	21,763
Stock-based compensation	1,031	2,752
Operating lease liabilities	2,579	3,283
Fixed assets	16,606	—
Intangibles	—	18,245
Accruals and reserves	7,049	6,734
Deferred revenue	6,002	1,271
Other	126	—

Total deferred tax assets	199,825	174,324
Deferred tax liabilities:
Right of use assets	(2,468)	(3,273)
Intangible assets	(478)	(913)

Total deferred tax liabilities	(2,946)	(4,186)

Net deferred tax assets before valuation allowance	196,879	170,138
Valuation allowance	(196,879)	(170,138)

Net deferred tax assets (liabilities)	$—	$—

Schedule of Unrecognized Tax Benefits
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	For The Year Ended December 31,
in thousands	2023	2022
Unrecognized tax benefits as of the beginning of the year	$5,510	$5,114
Decrease related to prior year tax provisions	(2,363)	(1,582)
Increase related to current year tax provisions	1,261	1,978

Unrecognized tax benefits as of the end of the year	$4,408	$5,510